Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Summary of Loss Per Share And weighted Average Shares
The computation of loss per share and weighted average shares of the Company’s common shares outstanding for the years ended December 31, 2020 and 2019 (Successor), the period from September 8, 2018 through December 31, 2018 (Successor), and the period from January 1, 2018 through September 7, 2018 (Predecessor), are as follows (in thousands except share and per share data):

	Successor			Predecessor
	Year Ended December 31, 2020	Year Ended December 31, 2019	Period from September 8, 2018 through December 31, 2018	Period from January 1, 2018 through September 7, 2018
Net loss attributable to common shareholders - Basic and Diluted	$(30,348)	$(40,207)	$(9,761)	$(15,527)
Basic and diluted weighted average common shares outstanding	1,873,423	1,829,947	1,812,601	2,983,170

Net loss per share attributable to common shareholders: Basic and diluted	$(16.20)	$(21.97)	$(5.38)	$(5.20)

Summary of Antidilutive Securities Excluded From Computation of Earning Per Share
The following table presents the potential common shares and Preference Shares outstanding that were excluded from the computation of diluted net loss per share of common share as of the periods presented because including them would have been antidilutive:

	Successor			Predecessor
	Year Ended December 31, 2020	Year Ended December 31, 2019	Period from September 8, 2018 through December 31, 2018	Period from January 1, 2018 through September 7, 2018
Share Options	—	—	—	851,116
Staff Loans	—	—	—	602,861
Preference Shares	218,561,319	218,561,319	213,657,244	—
Incentive Securities	833,694	761,394	709,783	—

Total	219,395,013	219,322,713	214,367,027	1,453,977